UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-2410

Dreyfus Liquid Assets, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	12/31/2011

1

FORM N-CSR

Item 1.                        Reports to Stockholders.

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
11	Statement of Assets and Liabilities
12	Statement of Operations
13	Statement of Changes in Net Assets
14	Financial Highlights
16	Notes to Financial Statements
24	Report of Independent Registered Public Accounting Firm
25	Important Tax Information
26	Information About the Renewal of the Fund’s Management Agreement
31	Board Members Information
33	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus
Liquid Assets, Inc.

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We present to you this annual report for Dreyfus Liquid Assets, Inc., covering the 12-month period from January 1, 2011, through December 31, 2011. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

U.S. financial markets were significantly impacted by a “flight to quality” sentiment in which investors fled riskier assets due to adverse macroeconomic developments ranging from an unprecedented downgrade of long-term U.S. debt securities to the resurgence of a sovereign debt crisis in Europe. Ironically, despite the rating downgrade, long-term U.S. Treasury securities ended the reporting period with double-digit total returns. Meanwhile, the day-to-day movements of the stock market were often tumultuous, even as U.S. corporations achieved record-setting profits and market valuations dropped below historical norms.

Our economic forecast calls for a mild acceleration of the U.S. recovery as the domestic banking system regains strength, credit conditions loosen and housing markets begin a long-awaited convalescence. Under other circumstances a stronger recovery might be expected to lift short-term interest rates, but the Federal Reserve Board has indicated that it is likely to keep rates low for some time to come in the absence of meaningful inflation. Of course, we encourage you to talk with your financial adviser to help ensure that your investment objectives are properly aligned with your risk tolerance in pursuing potential market opportunities in 2012.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
January 17, 2012

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2011, through December 31, 2011, as provided by Patricia A. Larkin, Senior Portfolio Manager

Fund and Market Performance Overview

For the 12-month period ended December 31, 2011, Dreyfus Liquid Assets’ Class 1 shares produced a yield of 0.00%, and its Class 2 shares produced a yield of 0.08%. Taking into account the effects of compounding, the fund’s Class 1 and Class 2 shares provided effective yields of 0.00% and 0.08%, respectively, for the same period.1

Yields of money market instruments remained near historical lows throughout 2011 as the Federal Reserve Board (the “Fed”) left short-term interest rates within a range between 0% and 0.25%.

The Fund’s Investment Approach

The fund seeks as high a level of current income as is consistent with the preservation of capital.To pursue this goal, the fund invests in a diversified portfolio of high-quality, short-term debt securities, including securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, certificates of deposit, time deposits, bankers’ acceptances, and other short-term securities issued by U.S. banks and foreign branches of U.S. banks, repurchase agreements, including tri-party repurchase agreements, asset-backed securities, commercial paper and other short-term corporate obligations of U.S. issuers.

Normally, the fund invests at least 25% of its net assets in bank obligations.

Global Economic Developments Roiled Equity Markets

Although a U.S. economic recovery seemed to gain momentum at the start of 2011, economic headwinds intensified in February, when energy prices surged higher amid unrest in the Middle East, and in March, when natural and nuclear disasters in Japan disrupted the global industrial supply chain. These factors helped produce an annualized U.S. GDP growth rate of just 0.4% for the first quarter of the year.

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

In late April, a European sovereign debt crisis worsened as Greece teetered on the brink of default and financial instability spread to other nations in the region. Meanwhile, a contentious political debate about government spending and borrowing dominated headlines in the United States. Industrial production picked up in May, but the unemployment rate climbed to 9.1%, and the U.S. housing market posted declines in existing home sales and housing starts.

The Fed ended its second quantitative easing program in June with relatively little impact on the financial markets. Meanwhile, energy prices moderated, and manufacturing activity increased.These positive developments were largely offset by declining consumer confidence, weak housing markets and sluggish job creation.The unemployment rate crept higher to 9.2% in June, and it later was announced that U.S. gross domestic product grew at a sluggish 1.3% annualized rate during the second quarter of 2011.

July saw heightened turmoil in the financial markets when Greece moved closer to insolvency and an unprecedented default on U.S. government debt loomed. Some of these worries came to a head in early August, when Standard & Poor’s downgraded its credit rating on long-term U.S. debt securities.The rating on short-term government debt, including securities purchased by many money market funds, was unchanged.

September brought more market turbulence when investors feared that the U.S. economy was headed for recession. However, the data seemed to tell a different story, as the unemployment rate moderated to 9.0%, existing-home sales moved higher and U.S. households reduced their debt-service burdens to a level not seen since 1994. It later was announced that U.S. GDP grew at an annualized 1.8% rate during the third quarter.

Economic sentiment changed dramatically in October, when the U.S. economy continued to show resilience and European officials moved closer to agreement on measures to address the debt crisis. The U.S. industrial and manufacturing sectors continued to improve, and housing starts surged to their highest level in nearly 18 months.These developments sparked strong rebounds among investments that had been severely punished during the summer downturn. November brought more positive economic news, most notably a steep decline in the unemployment rate from 9.0% to 8.6%. In addition, early data from retailers during the holiday season suggested that consumers were spending more freely, while orders and production in the manufacturing sector accelerated. December witnessed more economic improvement, as the unemployment rate inched lower to 8.5%, the measure’s lowest reading in nearly three years; home sales rose for the third consecutive month; and consumer confidence climbed to an eight-month high.

Rates Likely to Stay Low

Yields of money market instruments remained near zero percent throughout the reporting period, and yield differences along the market’s maturity spectrum remained relatively narrow, so it made little sense, in our view, to incur the additional risks that longer-dated securities typically entail. Therefore, we maintained the fund’s weighted average maturity in a range that was roughly in line with industry averages.

Despite recently encouraging signs of economic improvement, the outlook remains cloudy, and the Fed has reiterated its intention to keep short-term interest rates near historical lows “at least through mid-2013.” Therefore, we currently intend to maintain the fund’s focus on quality and liquidity.

January 17, 2012

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Short-term corporate and asset-backed securities holdings, while rated in the highest rating category by one or more NRSRO (or unrated, if deemed of comparable quality by Dreyfus), involve credit and liquidity risks and risk of principal loss.
1	Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.Yields provided for the fund’s Class 1 shares reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through May 1, 2012, at which time it may be extended, terminated or modified without
notice.Yields provided for the fund’s Class 2 shares reflect the absorption of certain fund expenses by The Dreyfus Corporation, so that direct annual fund operating expenses for Class 2 shares
(excluding taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 0.55%.The Dreyfus Corporation may terminate this undertaking upon at least 90 days’ prior notice to investors.
Had these expenses for Class 1 shares and Class 2 shares not been absorbed, fund yields would have been lower, and in some cases, 7-day yields during the reporting period would have been negative absent the expense absorption.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Liquid Assets, Inc. from July 1, 2011 to December 31, 2011. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended December 31, 2011
	Class 1 Shares	Class 2 Shares
Expenses paid per $1,000†	$.81	$.55
Ending value (after expenses)	$ 1,000.00	$1,000.30

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended December 31, 2011
	Class 1 Shares	Class 2 Shares
Expenses paid per $1,000†	$.82	$.56
Ending value (after expenses)	$ 1,024.40	$ 1,024.65

† Expenses are equal to the fund’s annualized expense ratio of .16% for Class 1, and .11% for Class 2, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
December 31, 2011

	Principal
Negotiable Bank Certificates of Deposit—6.9%	Amount ($)		Value ($)
Bank of America N.A.
0.55%, 3/9/12	125,000,000		125,000,000
State Street Bank and Trust Co. (Yankee)
0.10%, 1/3/12	200,000,000		200,000,000
Total Negotiable Bank Certificates of Deposit
(cost $325,000,000)			325,000,000

Commercial Paper—33.4%
Bank of Nova Scotia
0.03%, 1/3/12	230,000,000		229,999,617
Credit Suisse
0.24%—0.40%, 1/9/12—1/24/12	225,000,000		224,971,944
Deutsche Bank Financial LLC
0.25%, 1/5/12	200,000,000		199,994,444
General Electric Capital Services Inc.
0.21%, 2/13/12	200,000,000		199,949,833
Johnson and Johnson
0.04%, 1/23/12	70,000,000	[a]	69,998,289
JPMorgan Chase & Co.
0.00%, 1/3/12	205,000,000		205,000,000
Mizuho Funding LLC
0.36%, 1/12/12	200,000,000	[a]	199,978,000
Nordea North America Inc.
0.35%, 1/9/12	50,000,000		49,996,111
UBS Finance Delaware Inc.
0.44%, 1/13/12—1/23/12	200,000,000		199,958,444
Total Commercial Paper
(cost $1,579,846,682)			1,579,846,682

Asset-Backed Commercial Paper—11.1%
CHARTA
0.10%, 1/23/12—1/24/12	135,000,000	[a]	134,991,653
CIESCO LLC
0.10%—0.37%, 1/23/12—2/21/12	92,000,000	[a]	91,967,984
FCAR Owner Trust, Ser. II
0.29%, 3/8/12	65,000,000		64,964,918

The Fund	7

STATEMENT OF INVESTMENTS (continued)

	Principal
Asset-Backed Commercial Paper (continued)	Amount ($)		Value ($)
Govco
0.45%, 3/5/12	50,000,000	[a]	49,960,000
Solitaire Funding Ltd.
0.38%—0.43%, 1/11/12—2/13/12	185,000,000	[a]	184,919,264
Total Asset-Backed Commercial Paper
(cost $526,803,819)			526,803,819

U.S. Government Agency—7.9%
Federal Home Loan Bank
0.01%—0.02%, 2/29/12—3/21/12
(cost $372,144,802)	372,159,000		372,144,802

U.S. Treasury Bills—5.3%
0.00%—0.02%, 1/26/12—2/23/12
(cost $250,998,686)	251,000,000		250,998,686

U.S. Treasury Notes—1.0%
0.31%, 1/31/12
(cost $50,180,980)	50,000,000		50,180,980

Repurchase Agreements—34.3%
ABN AMRO Bank N.V.
0.04%, dated 12/30/11, due 1/3/12 in the
amount of $500,002,222 (fully collateralized
by $125,931,800 U.S. Treasury Inflation Protected
Securities, 2%-2.38%, due 1/15/25-1/15/26,
value $181,631,486 and $329,000,000
U.S. Treasury Notes, 0.13%, due 9/30/13,
value $328,368,581)	500,000,000		500,000,000

	Principal
Repurchase Agreements (continued)	Amount ($)	Value ($)
Barclays Capital, Inc.
0.02%-0.16%, dated 12/30/11, due 1/3/12 in
the amount of $135,001,856 (fully collateralized
by $517,375,770 Corporate Bonds, 0%-4.75%,
due 3/15/22-7/25/37, value $103,000,000
and $34,077,200 U.S. Treasury Notes,
2.25%, due 5/31/14, value $35,700,102)	135,000,000	135,000,000
Deutsche Bank Securities Inc.
0.05%, dated 12/30/11, due 1/3/12
in the amount of $195,001,083 (fully
collateralized by $86,400,000 Federal
Home Loan Mortgage Corp., 0.60%,
due 12/6/13, value $86,253,984 and
$112,688,000 Federal National
Mortgage Association, 0.50%-0.55%,
due 11/15/13-10/17/14,
value $112,646,170)	195,000,000	195,000,000
HSBC USA Inc.
0.02%, dated 12/30/11, due 1/3/12 in
the amount of $75,000,167 (fully
collateralized by $103,000 International
Bank for Reconstruction and Development,
0%, due 11/9/12, value $102,187 and
$75,219,000 U.S. Treasury Bonds, 0.75%-1.75%,
due 3/31/13-3/31/14, value $76,400,323)	75,000,000	75,000,000
Merrill Lynch & Co. Inc.
0.01%, dated 12/30/11, due 1/3/12 in the
amount of $250,000,278 (fully collateralized
by $186,004,100 U.S. Treasury Bills,
due 3/8/12, value $185,998,520 and
$51,715,500 U.S. Treasury Bonds, 4.50%,
due 8/15/39, value $69,001,546)	250,000,000	250,000,000

The Fund	9

STATEMENT OF INVESTMENTS (continued)

	Principal
Repurchase Agreements (continued)	Amount ($)	Value ($)
RBC Capital Markets
0.165%, dated 12/30/11, due 1/3/12 in the
amount of $200,003,667 (fully collateralized by
$445,697,888 Corporate Bonds, 0%-6.74%,
due 3/25/16-7/1/47, value $206,000,000 and
$2,000 Federal National Mortgage Association,
4%, due 11/1/41, value $2,093)	200,000,000	200,000,000
UBS Securities LLC
0.02%, dated 12/30/11, due 1/3/12 in the
amount of $266,000,591 (fully collateralized
by $242,630,600 U.S. Treasury Notes, 3.13%,
due 5/15/21, value $271,320,049)	266,000,000	266,000,000
Total Repurchase Agreements
(cost $1,621,000,000)		1,621,000,000

Total Investments (cost $4,725,974,969)	99.9%	4,725,974,969

Cash and Receivables (Net)	.1%	3,342,388

Net Assets	100.0%	4,729,317,357

a Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At December 31, 2011, these securities amounted to $731,815,190 or 15.5% of net assets.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Banking	34.6	Finance	4.2
Repurchase Agreements	34.3	Health Care	1.5
U.S. Government/Agency	14.2	Asset-Backed/Single Seller	1.4
Asset-Backed/Banking	4.9
Asset-Backed/Multi-Seller Programs	4.8		99.9

† Based on net assets.
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2011

	Cost	Value
Assets ($):
Investments in securities—See Statement of
Investments (including repurchase agreements
of $1,621,000,000)—Note 1(b)	4,725,974,969	4,725,974,969
Cash		2,919,313
Interest receivable		1,060,017
Prepaid expenses		205,031
		4,730,159,330
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(b)		555,399
Payable for shares of Common Stock redeemed		158,596
Accrued expenses		127,978
		841,973
Net Assets ($)		4,729,317,357
Composition of Net Assets ($):
Paid-in capital		4,729,317,540
Accumulated net realized gain (loss) on investments		(183)
Net Assets ($)		4,729,317,357

Net Asset Value Per Share
	Class 1 Shares	Class 2 Shares
Net Assets ($)	850,460,650	3,878,856,707
Shares Outstanding	850,518,440	3,879,219,145
Net Asset Value Per Share ($)	1.00	1.00

See notes to financial statements.

The Fund	11

STATEMENT OF OPERATIONS
Year Ended December 31, 2011

Investment Income ($):
Interest Income	10,009,324
Expenses:
Management fee—Note 2(b)	22,019,827
Shareholder servicing costs—Note 2(b)	3,788,678
Prospectus and shareholders’ reports	654,789
Registration fees	314,181
Custodian fees—Note 2(b)	221,463
Directors’ fees and expenses—Note 2(c)	108,979
Professional fees	87,344
Miscellaneous	51,255
Total Expenses	27,246,516
Less—reduction in management fee due to undertaking—Note 2(a)	(16,355,562)
Less—reduction in expenses fee due to undertaking—Note 2(a)	(3,797,852)
Less—reduction in fees due to earnings credits—Note 2(b)	(4,892)
Net Expenses	7,088,210
Investment Income—Net	2,921,114
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	(183)
Net Increase in Net Assets Resulting from Operations	2,920,931

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2011	2010
Operations ($):
Investment income—net	2,921,114	5,416,199
Net realized gain (loss) on investments	(183)	10,798
Net Increase (Decrease) in Net Assets
Resulting from Operations	2,920,931	5,426,997
Dividends to Shareholders from ($):
Investment income—net:
Class 1 Shares	(397)	(447)
Class 2 Shares	(2,920,717)	(5,415,752)
Total Dividends	(2,921,114)	(5,416,199)
Capital Stock Transactions ($1.00 per share):
Net proceeds from shares sold:
Class 1 Shares	325,426,719	444,381,456
Class 2 Shares	3,902,603,312	2,999,504,649
Capital contribution from affiliate:+
Class 1 Shares	—	3,397,294
Class 2 Shares	—	8,704,766
Dividends reinvested:
Class 1 Shares	13	33
Class 2 Shares	62,025	24,488
Cost of shares redeemed:
Class 1 Shares	(541,612,891)	(704,399,006)
Class 2 Shares	(3,363,019,588)	(2,929,450,952)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	323,459,590	(177,837,272)
Total Increase (Decrease) in Net Assets	323,459,407	(177,826,474)
Net Assets ($):
Beginning of Period	4,405,857,950	4,583,684,424
End of Period	4,729,317,357	4,405,857,950

† See Note 2(d).
See notes to financial statements.

The Fund	13

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended December 31,
Class 1 Shares	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.000[a]	.000[a]	.001	.026	.047
Distributions:
Dividends from
investment income—net	(.000)[a]	(.000)[a]	(.001)	(.026)	(.047)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.00[b]	.00[b]	.14[c]	2.58	4.76
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.87	.87	.77	.68	.67
Ratio of net expenses
to average net assets	.22	.31	.52	.67	.67
Ratio of net investment income
to average net assets	.00[b]	.00[b]	.15	2.59	4.66
Net Assets, end of period
($ x 1,000)	850,461	1,066,647	1,323,118	1,617,316	1,798,630

a Amount represents less than $.001 per share. b Amount represents less than .01%. c If payment pursuant to the Capital Support Agreement was not made, total return would have been (1.86%). See notes to financial statements.

		Year Ended December 31,
Class 2 Shares	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.001	.002	.002	.027	.048
Distributions:
Dividends from
investment income—net	(.001)	(.002)	(.002)	(.027)	(.048)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.08	.16	.23[a]	2.72	4.87
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.51	.52	.58	.55	.56
Ratio of net expenses
to average net assets	.13	.16	.42	.54	.55
Ratio of net investment income
to average net assets	.08	.16	.25	2.69	4.77
Net Assets, end of period
($ x 1,000)	3,878,857	3,339,211	3,260,567	3,993,593	4,030,504

a If payment pursuant to the Capital Support Agreement was not made, total return would have been (1.78%).

See notes to financial statements.

The Fund	15

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Liquid Assets, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company.The fund’s investment objective is to seek as high a level of current income as is consistent with the preservation of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary ofThe Bank of NewYork Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue 30 billion shares of $.001 par value Common Stock.The fund currently offers two classes of shares: Class 1 (23.5 billion shares authorized) and Class 2 (6.5 billion shares authorized). Class 1 and Class 2 shares are identical except for the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Class 2 shares are offered only to certain eligible financial institutions. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund’s investments.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The Fund	17

NOTES TO FINANCIAL STATEMENTS (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of December 31, 2011 in valuing the fund’s investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant Observable Inputs	4,725,974,969
Level 3—Significant Unobservable Inputs	—
Total	4,725,974,969
† See Statement of Investments for additional detailed categorizations.

In May 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common FairValue Measurement and Disclosure Requirements in GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements.The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Cost of investments represents amortized cost.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

The Fund	19

NOTES TO FINANCIAL STATEMENTS (continued)

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended December 31, 2011, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the four-year period ended December 31, 2011 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute. The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”). As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to December 31, 2011.The fund has $183 of post-enactment short-term capital losses that can be carried forward for an unlimited period.

At December 31, 2011, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The tax character of distributions paid to shareholders during the fiscal periods ended December 31, 2011 and December 31, 2010 were all ordinary income.

At December 31, 2011, the cost of investment for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is based on the value of the fund’s average daily net assets and is computed at the following annual rates: .50% of the first $1.5 billion; .48% of the next $500 million; .47% of the next $500 million; and .45% over $2.5 billion.The fee is payable monthly.The agreement provides that if in any full fiscal year the aggregate expenses, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed 1% of the value of the fund’s average daily net assets, the Manager will refund to the fund, or bear, the excess over 1%. The Manager has undertaken, from January 1, 2011 until May 1, 2012, to waive receipt of its fees and/or assume the expenses of the fund’s Class 1 shares, so that direct annual fund operating expenses (excluding taxes, interest, brokerage commissions and extraordinary expenses) do not exceed .69% of the value of Class 1’s average daily net assets.The Manager has also undertaken to waive receipt of its fees and/or assume the expenses of the fund’s Class 2 shares, so that direct annual fund operating expenses (excluding taxes, interest, brokerage commissions and extraordinary expenses) do not exceed .55% of the value of Class 2’s average daily net assets. The Manager may terminate this undertaking upon at least 90 days prior notice to investors.

The Manager currently is limiting Class 1’s direct expense limit to .70% of the value of Class 1’s average daily net assets, in addition limiting the management fee to .16% of the value of Class 1’s average daily net assets

The Fund 21

NOTES TO FINANCIAL STATEMENTS (continued)

and waiving non class specific expenses. The Manager also is limiting Class 2’s current direct expense limit to .16% of the value of Class 2’s average daily net assets. These expense limitations and waivers are voluntary, not contractual, and may be terminated at any time. The waiver of fees, pursuant to these undertakings, amounted to $3,269,796 for Class 1 shares and $13,085,766 for Class 2 shares during the period ended December 31, 2011.

The Manager has undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time.This undertaking is voluntary and not contractual, and may be terminated at any time.The expense reimbursement, pursuant to this undertaking amounted to $2,834,334 for Class 1 shares and $963,518 for Class 2 shares during the period ended December 31, 2011.

(b) Under the Shareholder Services Plan, Class 1 shares reimburse the Distributor an amount not to exceed an annual rate of .25% of the value of Class 1’s average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended December 31, 2011, Class 1 shares were charged $2,335,576 pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended December 31, 2011, the fund was charged $1,059,852 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash man-

agement fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended December 31, 2011, the fund was charged $105,372 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $3,258.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended December 31, 2011, the fund was charged $221,463 pursuant to the custody agreement.These fees were partially offset by earnings credits of $1,634.

During the period ended December 31, 2011, the fund was charged $6,402 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $1,882,848, shareholder services fees $181,411, custodian fees $81,866, chief compliance officer fees $5,295 and transfer agency per account fees $175,440, which are offset against an expense reimbursement currently in effect in the amount of $1,771,461.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(d) During the period ended December 31, 2010, BNY Mellon made voluntary capital contributions of $12,102,060 to the fund.These contributions were made to reimburse the fund for previous realized losses experienced by the fund.

The Fund	23

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors
Dreyfus Liquid Assets, Inc.

We have audited the accompanying statement of assets and liabilities of Dreyfus Liquid Assets, Inc., including the statement of investments, as of December 31, 2011, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years indicated therein.These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2011 by correspondence with the custodian and others.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Liquid Assets, Inc. at December 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with U.S. generally accepted accounting principles.

New York, New York
February 28, 2012

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes, the fund hereby designates 98.51% of ordinary income dividends paid during the fiscal year ended December 31, 2011 as qualifying “interest related dividends”.

The Fund	25

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on July 13 and 14, 2011, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board members considered information previously provided to them in presentations from representatives of Dreyfus regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex, and representatives of Dreyfus confirmed that there had been no material changes in this information. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including the distribution channel(s) for the fund.

The Board members also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board members also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board members reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended May 31, 2011, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of December 31, 2010. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board members discussed the results of the comparisons and noted that the fund’s total return performance was below the Performance Group median for all periods shown, and above the Performance Universe median for four of the six periods shown. The Board noted the close proximity of the fund’s performance to the Performance Group and Performance Universe medians for various periods.

The Board members also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.They noted that the fund’s contractual management fee was above the Expense Group median and the fund’s actual management fee and total expenses were below the Expense Group and Expense Universe medians.

The Fund	27

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

A representative of Dreyfus noted that Dreyfus has voluntarily agreed (terminable on 90 days’ notice) to waive receipt of its fees and/or assume the expenses of the fund, until May 1, 2012, so that annual direct fund operating expenses of the fund’s Class 1 shares and Class 2 shares (excluding taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 0.69% and 0.55%, respectively, of the class’ average daily net assets.

Representatives of Dreyfus reviewed with the Board members the management or investment advisory fees paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors.The Board members considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus’ representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus.The Board also noted the expense limitation arrangement and its effect on Dreyfus’ profitability.The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex.The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board’s counsel stated that the Board members should consider the profitability analysis (1) as part of their evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. They also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board members also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board generally was satisfied with the fund’s relative performance, in light of the considerations described above.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

The Fund	29

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board members and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board members’ conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board members determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009. From April 2003 to June 2009, Mr. Skapyak was the head of the Investment Accounting and Support Department of the Manager. He is an officer of 75 investment companies (comprised of 163 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since February 1988.

JANETTE E. FARRAGHER, Vice President and Secretary since December 2011.

Assistant General Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. She is 49 years old and has been an employee of the Manager since February 1984.

KIESHA ASTWOOD, Vice President and Assistant Secretary since January 2010.

Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. She is 38 years old and has been an employee of the Manager since July 1995.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon and Secretary of the Manager, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. She is 56 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since June 2000.

KATHLEEN DENICHOLAS, Vice President and Assistant Secretary since January 2010.

Managing Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. She is 37 years old and has been an employee of the Manager since February 2001.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since February 1991.

M. CRISTINA MEISER, Vice President and Assistant Secretary since January 2010.

Senior Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. She is 41 years old and has been an employee of the Manager since August 2001.

ROBERT R. MULLERY, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 59 years old and has been an employee of the Manager since May 1986.

The Fund	33

OFFICERS OF THE FUND (Unaudited) (continued)

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since December 2002.

Senior Accounting Manager – Fixed Income Funds of the Manager, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since August 2005.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (76 investment companies, comprised of 189 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon’s Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is 54 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

STEPHEN J. STOREN, Anti-Money Laundering Compliance Officer since May 2011.

Chief Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 72 investment companies (comprised of 185 portfolios) managed by the Manager. He is 57 years old and has been an employee of the Distributor since October 1999.

NOTES

Item 2.                        Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.                        Audit Committee Financial Expert.

The Registrant's Board has determined that Joseph S. DiMartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC").   Joseph S. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.                        Principal Accountant Fees and Services.

(a)  Audit Fees.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $45,293 in 2010 and $30,312 in 2011.

(b)  Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $5,382 in 2010 and $12,000 in 2011. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2010 and $0 in 2011.

(c)  Tax Fees.  The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $3,181 in 2010 and $3,508 in 2011. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held, and (iv) determination of Passive Foreign Investment Companies. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2010 and $0 in 2011.

(d)  All Other Fees.  The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were  $1,457 in 2010 and $1,383 in 2011.  [These services consisted of a review of the Registrant's anti-money laundering program].

3

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were  $0 in 2010 and $0 in 2011.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services.  Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence.  Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note: None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal account's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $39,552,052 in 2010 and $20,226,638 in 2011.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.                        Audit Committee of Listed Registrants.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 6.                        Investments.

(a)                    Not applicable.

Item 7.            Disclosure of Proxy Voting Policies and Procedures for Closed-End Management            Investment Companies.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 8.                        Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.  [CLOSED-END FUNDS ONLY, beginning with reports for periods ended on and after December 31, 2005]

Item 9.                        Purchases of Equity Securities by Closed-End Management Investment Companies and             Affiliated Purchasers.

4

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 10.          Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.          Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.          Exhibits.

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

5

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Liquid Assets, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	February 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	February 23, 2012

By: /s/ James Windels
James Windels, Treasurer
Date:	February 23, 2012

EXHIBIT INDEX

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)